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[Lincoln Life Logo]


May 5, 2000

                                       VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re: Lincoln National Growth and Income Fund, Inc. (Registration No. 2-80741)
    Lincoln National Aggressive Growth Fund, Inc. (Registration No. 33-70742) Lincoln National Equity-Income Fund, Inc. (Registration No. 33-71158) Lincoln National Money Market Fund, Inc. (Registration No. 2-80743)
    Lincoln National Capital Appreciation Fund, Inc. (Registration No. 33-70272) Lincoln National International Fund, Inc. (Registration No. 33-38335) Lincoln National Global Asset Allocation Fund, Inc.
      (Registration No. 33-1350)
    Lincoln National Managed Fund, Inc. (Registration No. 2-82276)
    Lincoln National Special Opportunities Fund, Inc. (Registration No. 2-80731)


Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, and otherwise required to be filed under paragraph (c) of Rule 497, the above-listed Registrants are filing the Prospectus and Statement of Additional Information that includes no changes to the Prospectus and Statement of Additional Information.

The text of the most recent post-effective amendment to the registration statement was filed on form N-1A with the Commission electronically on April 10, 2000.

If there are any questions regarding this filing, please contact me at
(219) 455-0637.

Sincerely,

/s/ Randall Keller

Randall Keller
Securities Fund Specialist
Lincoln Life